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From file GRP3011.TXT

THIS IS A TEST SPECIMEN, NOT AN OFFICIAL FILING!

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        THIS TEXT WILL BE ACCOMPANYING A PDF DOCUMENT
        WITH FINANCIAL DATA ATTACHED.